Geographic and Segment Information (Tables)	3 Months Ended
Mar. 31, 2025
Geographic and Segment Information [Abstract]
Schedule of Revenues by Geographic Location

Allot operates in a single reportable segment. Revenues are based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company:

	Three months ended March 31,
	2025	2024
Europe	$12,213	$10,206
Asia and Oceania	3,740	5,128
Americas	2,639	4,286
Middle East and Africa	4,558	2,270

	$23,150	$21,890

Schedule of Major Customers

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Three months ended March 31,
	2025	2024

1st Customer	14%	-
2nd Customer	11%	-

	25%	-

Schedule of Long-Lived Assets by Geographic Location	The following presents total long-lived assets as of March 31, 2025 December 31, 2024:
	March 31,	December 31,
	2025	2024
Israel	$12,270	$13,577
Other	646	856
	$12,916	$14,433